Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31,
	2013	2012
Real estate - residential mortgage:
One to four family units	$815,746	$2,280,856
Multi-family	-	-
Real estate - construction	4,529,410	6,274,241
Real estate - commercial	3,663,166	3,663,771
Commercial loans	6,776,230	2,793,457
Consumer and other loans	63,027	318,963
Total	$15,847,579	$15,331,288

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	2013
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	2	$662,598	$662,598
Multi-family	-	-	-
Real estate - construction	1	73,845	73,845
Real estate - commercial	2	3,275,179	3,297,014
Commercial loans	3	2,889,923	3,114,327
Consumer and other loans	-	-	-
Total	8	$6,901,545	$7,147,784
	2012
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	3	$1,317,070	$1,689,268
Multi-family	-	-	-
Real estate - construction	3	7,626,970	8,193,713
Real estate - commercial	2	2,316,745	2,316,745
Commercial loans	2	2,270,030	1,844,113
Consumer and other loans	-	-	-
Total	10	$13,530,815	$14,043,839

Financing Receivable Credit Quality Indicators [Table Text Block]
As of December 31, 2013
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$31,433	$169,135	$83,341	$45,768	$78,622	$16,743	$425,042
Special Mention	7,253	4,721	8,954	420	9,161	107	30,616
Substandard	683	5,224	1,503	-	2,738	453	10,601
Doubtful	3,897	-	-	-	2,201	-	6,098
Total	$43,266	$179,080	$93,798	$46,188	$92,722	$17,303	$472,357
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$35,775	$156,448	$94,209	$45,133	$88,230	$15,840	$435,635
Special Mention	6,868	4,976	1,636	1,272	2,255	93	17,100
Substandard	5,581	6,337	3,507	-	4,742	784	20,951
Doubtful	693	-	30	-	-	-	723
Total	$48,917	$167,761	$99,382	$46,405	$95,227	$16,717	$474,409

Recorded Investment in Impaired Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Impaired Financing Receivables [Table Text Block]
As of December 31, 2013
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$620	$620	$-	$1,908	$5
Multi-family	-	-	-	-	-
Real estate - construction	96	940	-	3,086	-
Real estate - commercial	3,663	3,663	-	4,310	40
Commercial loans	2,327	2,462	-	1,030	1
Consumer and other loans	-	-	-	91	-

Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$267	$267	$8	$286	$-
Multi-family	-	-	-	-	-
Real estate - construction	4,433	4,433	890	2,606	-
Real estate - commercial	-	-	-	561	-
Commercial loans	4,449	5,148	601	3,047	-
Consumer and other loans	316	316	102	319	-

Total
Real estate - residential mortgage:
One to four family units	$887	$887	$8	$2,194	$5
Multi-family	-	-	-	-	-
Real estate - construction	4,529	5,373	890	5,692	-
Real estate - commercial	3,663	3,663	-	4,871	40
Commercial loans	6,776	7,610	601	4,077	1
Consumer and other loans	316	316	102	410	-
Total	$16,171	$17,849	$1,601	$17,244	$46
As of December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)

Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$2,245	$2,271	$-	$1,961	$20
Multi-family	-	-	-	-	-
Real estate - construction	5,015	5,575	-	3,528	-
Real estate - commercial	2,430	2,755	-	4,054	65
Commercial loans	318	689	-	1,831	17
Consumer and other loans	103	103	-	266	11
Loans with a specific valuation allowance

Real estate - residential mortgage:
One to four family units	$115	$130	$90	$315	$-
Multi-family	-	-	-	-	-
Real estate - construction	1,260	1,260	608	3,316	-
Real estate - commercial	3,243	3,243	180	6,913	-
Commercial loans	2,237	2,237	441	3,408	-
Consumer and other loans	311	311	48	307	-
Total

Real estate - residential mortgage:
One to four family units	$2,360	$2,401	$90	$2,276	$20
Multi-family	-	-	-	-	-
Real estate - construction	6,275	6,835	608	6,844	-
Real estate - commercial	5,673	5,998	180	10,967	65
Commercial loans	2,555	2,926	441	5,239	17
Consumer and other loans	414	414	48	573	11
Total	$17,277	$18,574	$1,367	$25,899	$113

Modification Type [Member]
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	2013
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$417,070	$-	$245,528	$662,598
Multi-family	-	-	-	-
Real estate - construction	-	73,845	-	73,845
Real estate - commercial	-	-	3,297,014	3,297,014
Commercial loans	-	-	3,114,327	3,114,327
Consumer and other loans	-	-	-	-
Total	$417,070	$73,845	$6,656,869	$7,147,784
	2012
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$305,600	$1,383,668	$-	$1,689,268
Multi-family	-	-	-	-
Real estate - construction	6,884,800	1,308,913	-	8,193,713
Real estate - commercial	-	391,745	1,925,000	2,316,745
Commercial loans	-	1,844,113	-	1,844,113
Consumer and other loans	-	-	-	-
Total	$7,190,400	$4,928,439	$1,925,000	$14,043,839

Loan Balance by Category [Member]
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2013	2012
Real estate - residential mortgage:
One to four family units	$93,797,650	$99,381,934
Multi-family	46,188,434	46,405,034
Real estate - construction	43,266,130	48,917,296
Real estate - commercial	179,079,433	167,760,850
Commercial loans	92,721,783	95,226,762
Consumer and other loans	17,303,392	16,716,858
Total loans	472,356,822	474,408,734
Less:
Allowance for loan losses	(7,801,600)	(8,740,325)
Deferred loan fees/costs, net	(175,368)	(136,436)
Net loans	$464,379,854	$465,531,973

Aging of Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$246	$337	$-	$583	$93,215	$93,798	$-
Multi-family	-	-	-	-	46,188	46,188	-
Real estate - construction	-	-	536	536	42,730	43,266	-
Real estate - commercial	-	-	2,604	2,604	176,476	179,080	-
Commercial loans	-	2	3,628	3,630	89,092	92,722	-
Consumer and other loans	19	-	63	82	17,221	17,303	-
Total	$265	$339	$6,831	$7,435	$464,922	$472,357	$-
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$52	$4	$-	$56	$99,326	$99,382	$-
Multi-family	-	-	-	-	46,405	46,405	-
Real estate - construction	22	28	640	690	48,227	48,917	-
Real estate - commercial	-	352	-	352	167,409	167,761	-
Commercial loans	10	610	785	1,405	93,822	95,227	-
Consumer and other loans	57	-	-	57	16,660	16,717	-
Total	$141	$994	$1,425	$2,560	$471,849	$474,409	$-

Recorded Investment in Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of December 31, 2013
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Provision charged to expense	691	(181)	(203)	(75)	988	125	205	$1,550
Losses charged off	(879)	(277)	(139)	-	(1,268)	(164)	-	$(2,727)
Recoveries	50	-	23	-	110	56	-	$239
Balance, end of year	$2,387	$2,059	$997	$209	$1,519	$272	$359	$7,802
Ending balance: individually evaluated for impairment	$890	$-	$8	$-	$601	$102	$-	$1,601
Ending balance: collectively evaluated for impairment	$1,497	$2,059	$989	$209	$918	$170	$359	$6,201
Loans:
Ending balance: individually evaluated for impairment	$4,530	$3,663	$886	$-	$6,776	$316	$-	$16,171
Ending balance: collectively evaluated for impairment	$38,736	$175,417	$92,912	$46,188	$85,946	$16,987	$-	$456,186
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$438	$350	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132
As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757